Loan Portfolio and Allowance for Credit Losses, Allowance for Credit Losses on Unfunded Commitments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Allowance for Credit Losses on Unfunded Commitments [Abstract]
Balance at beginning of period	$ 48,578	$ 46,032
Balance at end of period	50,248	48,578
Unfunded Loan Commitment [Member]
Allowance for Credit Losses on Unfunded Commitments [Abstract]
Balance at beginning of period	1,662	2,912
(Credit) provision for credit losses	100	(1,250)
Balance at end of period	$ 1,762	$ 1,662